SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended		36 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Net loss	$ 113,496	$ 240,580
Net current liability		321,038
Total equity	128,463	24,671			$ (192,247)
Net cash (used in) provided by operating activities	339,571	647,279
Deferred revenue	119,028	253,889
Revenue	$ 1,705,225	$ 1,246,285
Foreign currency rate	0.99	0.99
Operating lease right-of-use assets	$ 453,708	$ 712,088
Operating lease liabilities	$ 453,708	$ 712,088
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration of credit risk	10.00%
Valued Added Tax [Member]
VAT rate description	The rate of small-scale VAT is reduced from 3% to 1%
Income tax percentage	1.00%
Valued Added Tax [Member] | RMB [Member]
VAT monthly small scale | ¥			¥ 100,000
Valued Added Tax [Member] | RMB [Member] | Minimum [Member]
VAT monthly small scale | ¥				¥ 100,000
Valued Added Tax [Member] | RMB [Member] | Maximum [Member]
VAT monthly small scale | ¥				¥ 300,000
Conference and exhibition planning [Member]
Revenue	$ 551,535
Recognition of revenue, percentage	32.00%
Consulting Service [Member]
Revenue	$ 101,277
Recognition of revenue, percentage	6.00%